Capital Stock and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Summary of Warrant Information

At September 30, 2019, outstanding warrants to purchase shares of common stock are as follows:

Shares Underlying
Outstanding	Exercise	Expiration
Warrants	Price	Date
2,980	$1,505.00	March 16, 2020
2,246	$567.00	March 31, 2021
597,881	$21.00	May 10, 2022
1,249,955	$5.60	October 16, 2023
1,200	$1,680.00	None
1,854,262

AmpliPhi Biosciences Corporation [Member]
Summary of Warrant Information

At December 31, 2018, outstanding warrants to purchase shares of common stock, accounted for as equity or liabilities, are as follows:

Shares Underlying
Outstanding		Exercise		Expiration
Warrants		Price		Date

16,984		$120.00		March 1, 2019
41,872		$107.50		March 16, 2020
31,519		$40.50		March 31, 2021
106,381		$22.50		June 3, 2021
168,498		$0.32	(1)	November 22, 2021
7,920,933		$1.50		May 10, 2022
17,500,000		$0.40		October 15, 2023
1,175,000	(2)	$0.01		October 15, 2023
26,961,187
(1)

Exercise price of these warrants was reduced from $0.57 to $0.32 per share in connection with the October 2018 Financing. The exercise price of the warrants is subject to further adjustment upon future dilutive issuances of the Company’s common stock and stock combination events as defined in an exercise price adjustment provision in the warrant agreements.

(2)

In connection with the October 2018 Financing, the Company issued pre-funded warrants to purchase a total of 2,125,000 shares of the Company’s common stock for $0.01 a share, out of which 950,000 shares were exercised as of December 31, 2018, and warrants to purchase 1,175,000 shares of the Company’s common stock remained outstanding as of December 31, 2018.